INCOME TAXES (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Income Tax [Abstract]
Income before income taxes	$ 17,152	$ 4,798
Applicable tax rate	26.50%	26.50%
Tax expense (recovery) calculated using statutory rates	$ 4,545	$ 1,271
(Earnings not taxable) expenses not deductible	(3,491)	(1,361)
Change in tax benefits not recognized	(1,054)	90
Income tax expenses (recovery)	$ 0	$ 0